Earnings Per Share - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings Per Share [Abstract]
Basic earnings (loss) per share (in USD per share)	$ 0.52	$ 0.02	$ 0.63	$ (0.12)
Diluted earnings (loss) per share (in USD per share)	$ 0.52	$ 0.02	$ 0.63	$ (0.12)
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 24.6	$ 1.1	$ 29.6	$ (5.3)
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 24.6	$ 1.1	$ 29.6	$ (5.3)
Issued common shares at end of the year (in shares)	47,145,000	46,550,000	47,145,000	46,550,000	46,650,000
Weighted average number of shares outstanding for the period, basic (in shares)	47,008,297	46,550,000	46,849,475	45,393,370
Dilutive impact of share options (in shares)	83,337	0	379,320	0
Weighted average number of shares outstanding for the period, diluted (in shares)	47,091,634	46,550,000	47,228,795	45,393,370